                                             Supplement to Prospectus Dated May 1, 2002
                                                 Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                          A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed  sub-advisors  for three  portfolios:  AST Janus Overseas  Growth,  AST Janus Mid-Cap
Growth and AST JanCap Growth.

AST Janus Overseas Growth Portfolio/Sub-account
Effective  November  11, 2002,  William  Blair & Company,  L.L.C.  will become the  sub-advisor  for the AST Janus  Overseas  Growth portfolio.  The investment  objective of the AST Janus Overseas Growth portfolio is unchanged.  In connection with this change,  the
AST Janus  Overseas  Growth  portfolio  will change its name to "AST William  Blair  International  Growth." All  references  in the
Prospectus to AST Janus Overseas Growth are deleted and replaced with AST William Blair International Growth.

Effective November 18, 2002, the AST William Blair International Growth sub-account will be available as a Sub-account.

         Investment Objective/Policy:
         AST William Blair International  Growth (f/k/a AST Janus Overseas Growth):  seeks long-term growth of capital.  The
         Portfolio pursues its objective  primarily through  investments in equity securities of issuers located outside the
         United  States.  The Portfolio  normally  invests at least 80% of its total assets in securities of issuers from at least five  different  countries,  excluding  the United  States.  The  Portfolio  invests  primarily  in companies selected for their growth  potential.  Securities are generally  selected without regard to any defined  allocation among countries, geographic regions or industry sectors, or other similar selection procedure.

AST Janus Mid-Cap Growth Portfolio/Sub-account
Effective  November  11,  2002,  Goldman  Sachs  Asset  Management  will become the  sub-advisor  for the AST Janus  Mid-Cap  Growth portfolio.  The investment  objective of the AST Janus Mid-Cap Growth  portfolio is unchanged.  In connection with this change,  the
AST Janus Mid-Cap  Growth  portfolio  will change its name to "AST Goldman Sachs Mid-Cap  Growth." All  references in the Prospectus to AST Janus Mid-Cap Growth are deleted and replaced with AST Goldman Sachs Mid-Cap Growth.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset Management will become the sub-advisor for the AST JanCap Growth  portfolio.  The investment  objective of the AST JanCap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All  references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                        B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
              UNDERLYING PORTFOLIO                                                              Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                        C. Expense Examples

The following expense examples are effective as of November 11, 2002

If your Account Value is less than $100,000, so that the Annual Maintenance Fee does apply.
---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       One Optional Benefit Elected
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST William Blair International Growth     27       83      141      298      30      91       154     323
AST Goldman Sachs Mid-Cap Growth           28       86      146      308      31      94       159     333
AST Goldman Sachs Concentrated Growth      26       79      135      286      28      86       147     310
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not  Any Two Optional Benefits Elected   All Optional Benefits Elected
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST William Blair International Growth     32       98      166      347      35      106      179     370
AST Goldman Sachs Mid-Cap Growth           33      101      171      356      36      109      184     380
AST Goldman Sachs Concentrated Growth      31       94      160      335      33      101      172     358
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected      One Optional Benefit Elected
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
AST William Blair International Growth     112     153      141     298      115      161      154     323
AST Goldman Sachs Mid-Cap Growth           113     156      146     308      116      164      159     333
AST Goldman Sachs Concentrated Growth      111     149      135     286      113      156      147     310
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------

---------------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender     Any Two Optional Benefits        All Optional Benefits Elected
your   Annuity   at  the   end  of  the              Elected
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------
AST William Blair International Growth     117     168      166     347      120      176      179     370
AST Goldman Sachs Mid-Cap Growth           118     171      171     356      121      179      184     380
AST Goldman Sachs Concentrated Growth      116     164      160     335      118      171      172     358
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- -------

The Expense Examples shown above assume your Account Value is less than $100,000 so that the Annual Maintenance Fee applies.  If your Account Value is greater than $100,000 such that the Annual Maintenance Fee does not apply, the amounts indicated in the
Expense Examples shown above would be reduced.

Wells APEX - SUPP (11/11/02)                                                                                                 WAPEX